SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	May 11, 2021	Mar. 31, 2021	Feb. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Cash				$ 234,923				$ 234,923	$ 453,151
Cash equivalents				0				0	0
Payments for investment of cash in trust account	$ 117,300,000						$ 117,300,000	$ 2,300,000	$ 117,300,000
Price per unit	$ 10.00
Warrant exercisable								11,500,000	12,085,275
Unrecognized tax benefits				0				$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties				$ 0				$ 0	$ 0
Effective tax rate		0.00%	0.00%	(220.93%)	0.00%	0.00%		3.44%
Statutory income tax rate								21.00%	21.00%
Percentage of Public shares to be redeemed				100				100
Class A Common Stock Not subject to possible redemption
Summary of Significant Accounting Policies
Common Stock, shares issued				585,275				585,275	585,275
Common Stock, shares outstanding				585,275				585,275	585,275
Class A Common Stock subject to possible redemption
Summary of Significant Accounting Policies
Common Stock, shares outstanding									11,500,000
Common Stock, subject to possible redemption				11,500,000				11,500,000	11,500,000